Financial assets and liabilities - LME aluminium futures, cross currency interest rate swaps and NYMEX gas swaps (Details) $ in Thousands, € in Millions, £ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Jun. 12, 2017 GBP (£)	May 16, 2016 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments used to hedge foreign currency and interest rate risk						$ 0			$ 301,000
Derivative financial instruments used to hedge foreign currency and interest rate risk						131,000			7,000			$ 49,000
Issuance of notes						7,919,000			8,296,000
Derivative financial assets						143,000			23,000
Gain (loss) recognized on hedge ineffectiveness of net investments in foreign operations					$ 0	0	$ 0
Cross currency interest rate swaps (CCIRS)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments used to hedge foreign currency and interest rate risk									301,000
Derivative financial instruments used to hedge foreign currency and interest rate risk						131,000
Contract value					500,000
Proceeds on termination			$ 90,000
Derivative financial assets						131,000
Cross currency interest rate swaps (CCIRS) | Exceptional items
Disclosure of detailed information about hedging instruments [line items]
Loss on derivative instruments						(11,000)
Gain on derivative instruments						88,000
Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to euro
Disclosure of detailed information about hedging instruments [line items]
Contract value					1,250,000	440,000
Cross currency interest rate swaps (CCIRS) | CCIRS, euro to British pounds
Disclosure of detailed information about hedging instruments [line items]
Contract value | €				€ 332
Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to British pounds
Disclosure of detailed information about hedging instruments [line items]
Contract value	$ 500,000
Proceeds on termination	46,000
Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to British pounds | Exceptional items
Disclosure of detailed information about hedging instruments [line items]
Loss on derivative instruments	$ 15,000
Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to euro and British pounds
Disclosure of detailed information about hedging instruments [line items]
Contract value		$ 1,300,000
Metal forward contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets						9,000			17,000
Premium paid					0
Premium received					0
Metal forward contracts | Level 2
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets									0
Forward foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets									4,000
Premium paid					0
Premium received					0
Forward foreign exchange contracts | Level 2
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets									0
NYMEX gas swaps
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets						2,000
Premium paid					0
Premium received					$ 0
NYMEX gas swaps | Level 2
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets									$ 0
4.750% Senior Notes due 2027
Disclosure of detailed information about hedging instruments [line items]
Issuance of notes | £										£ 400
Aggregate principal amount | £								£ 400
Stated interest rate								4.75%	4.75%	4.75%
7.250% Senior Notes due 2024
Disclosure of detailed information about hedging instruments [line items]
Issuance of notes											$ 1,650,000
Aggregate principal amount						$ 1,650,000			$ 1,650,000
Stated interest rate						7.25%		7.25%	7.25%		7.25%